Income Taxes	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes

(16) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands is not subject to taxation.

Vietnam

The Company’s Vietnam subsidiaries, MPG Global Company Limited and Yee Woo Vietnam Paper Products Company Limited are subject to Vietnam corporate income tax on its taxable income as reported in their statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The corporate tax rate under the Vietnam tax laws is 20%. Tax losses can be carried forward for a maximum of five years, through 2028, but cannot be carried back. There is no assessable profits from the Vietnam subsidiaries during the years ended June 30, 2023, 2022 and 2021.

Hong Kong

The Company’s Hong Kong subsidiaries, including Millennium Investment International Limited, Millennium Strategic International Limited, Wah Tong Investment International Limited, Yee Woo Paper Investment International Limited, Millennium Printing International Limited, Millennium Packaging Group International Limited, Yee Woo Paper Packaging (HK) Company Limited and Millennium Holdings International Limited are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended June 30, 2023, 2022 and 2021. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiaries, Millennium Printing (Shenzhen) Co., Ltd, Yee Woo Paper Industry (Shenzhen) Co., Ltd., Putian Xiqi Branding Strategy Co., Ltd., Millennium Packaging Technology (Huizhou) Co., Ltd., Millennium (Huizhou) Technology Co., Ltd. and Huizhou Yimeinuo Industry Co., Ltd are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax rate of 25% after appropriate tax adjustments. The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years, through 2028.

Significant components of the provisions for income taxes for the years ended June, 2023, 2022 and 2021 were as follows:

	Year Ended June 30,
	2023	2022	2021
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	125,802	226,148	209,826
Current Tax Provision PRC	-	694,661	598,127
Over Provision of PRC Income Tax in prior year	(217,999)	-	-
Deferred Tax Provision PRC	14,895	(23,652)	(7,869)
Total Provision for Income Taxes	(77,302)	897,157	800,084

The following table reconciles PRC statutory rates to our effective tax rate:

	Year Ended June 30,
	2023	2022	2021
	$	$	$
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdiction	(7)%	(7)%	(7)%
Overprovision of PRC income tax in prior year	(50)%	-	-
Tax losses not recognized	14%	-	-
Effective income tax rate	(18)%	18%	18%

During the years ended June 30, 2023, 2022 and 2021, the effective income tax rate was estimated by the Company to be (18%), 18% and 18%, respectively.

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:

	June 30,	June 30,
	2023	2022
	$	$
Deferred tax assets
Depreciation expense of property, plant and equipment	-	120,437
Miscellaneous	29,899	54,323
Allowance for doubtful accounts	20,145	27,931
Allowance for inventories	119,038	110,624
Tax loss	228,130	-
	397,212	313,315
Less: valuation allowance	-	-
Total deferred tax assets	397,212	313,315